16. Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES

16. INCOME TAXES

At December 31, 2018, the Company had federal and state net operating loss carry forwards of approximately $15,071,165 that expire in various years through the year 2038.

Due to operating losses, there is no provision for current federal or state income taxes for the years ended December 31, 2018 and 2017.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amount used for federal and state income tax purposes.

The Company’s deferred tax asset at December 31, 2018 and 2017 consists of net operating loss carry forwards calculated using federal and state effective tax rates equating to approximately $3,815,102 and $3,815,102, respectively, less a valuation allowance in the amount of approximately $3,815,102 and $3,815,102, respectively. Because of the Company’s lack of earnings history, the deferred tax asset has been fully offset by a valuation allowance in both 2018 and 2017. The valuation allowance increased by approximately $811,314 for the year ended December 31, 2018.

The Company’s total deferred tax asset as of December 31, 2018 and 2017 is as follows:

	2018	2017
Deferred tax assets	$3,815,102	$3,815,102
Valuation allowance	(3,815,102)	(3,815,102)

Net deferred tax asset	$–	$–

The reconciliation of income taxes computed at the federal and state statutory income tax rate to total income taxes for the years ended December 31, 2018 and 2017 is as follows:

Repicci, one of our operating segments, recorded income tax payable of $9,865 as of December 31, 2018 and $15,865 as of December 31, 2017.

On December 22, 2017, the U.S. Tax Cuts and Jobs Act (the “Tax Reform Act”) was signed into law by President Trump. The Tax Reform Act significantly revised the U.S. corporate income tax regime by, among other things, lowering the U.S. corporate tax rate from 35% to 21% effective January 1, 2018, while also repealing the deduction for domestic production activities, implementing a territorial tax system and imposing a repatriation tax on deemed repatriated earnings of foreign subsidiaries. U.S. GAAP requires that the impact of tax legislation be recognized in the period in which the law was enacted. The provisional amounts incorporate assumptions made based upon the Company’s current interpretation of the Tax Reform Act and may change as the Company receives additional clarification and implementation guidance.